S000083382 [Member] Annual Fund Operating Expenses - Cantor Fitzgerald Government Money Market Fund	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.25%	[1]
Component2 Other Expenses	0.05%	[1]
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	0.48%	[1]
Fee Waiver or Reimbursement	0.18%	[1],[2]
Net Expenses (as a percentage of Assets)	0.30%	[1],[2]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.05%	[1]
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.23%	[1]
Fee Waiver or Reimbursement	0.05%	[1],[2]
Net Expenses (as a percentage of Assets)	0.18%	[1],[2]

[1]
The fund invests in securities through an underlying master fund, Government Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Government Master Fund, including management fees allocated from Government Master Fund. Management fees are comprised of investment advisory and administration fees.

[2]	The fund and UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s investment advisor, have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund’s operating expenses through August 31, 2027 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.30% for Investor Shares and 0.18% for Institutional Shares. The fund and UBS Asset Management (US) Inc. (“UBS AM (US)”) have entered into a written fee waiver agreement pursuant to which UBS AM (US) is contractually obligated to waive 0.15% of its shareholder servicing fee for Investor Shares also through August 31, 2027. The impact of both arrangements is reflected in the above table. The fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreements may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.